PP&E - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 6,033,942
PP&E at end of year	5,281,751	$ 6,033,942
PP&ES | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	13,663,766	13,381,587
Incorporation by acquisition	102,368
CAPEX	640,249	757,577
Currency translation adjustments	(326,061)	82,168
Transfers and reclassifications	6,768
Decreases	(397,207)	(557,566)
PP&E at end of year	13,689,883	13,663,766
Amount reclassified to Assets held for sale	(4,902)
Amount reclassified to impairment allowance	11,670
Real Estate | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,200,326	1,185,750
Incorporation by acquisition	767
CAPEX	59	1,193
Currency translation adjustments	(9,795)	(700)
Transfers and reclassifications	(368)	14,701
Decreases	(654)	(618)
PP&E at end of year	1,190,335	1,200,326
Switching Equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	482,608	443,252
Incorporation by acquisition	4,336
CAPEX	1,306	19,410
Currency translation adjustments	(32,936)	(5,084)
Transfers and reclassifications	605,694	25,030
Decreases	(44)
PP&E at end of year	1,060,964	482,608
Fixed Network and Transportation | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	5,739,248	5,592,069
Incorporation by acquisition	79,654
CAPEX	189,499	179,871
Currency translation adjustments	(74,509)	31,344
Transfers and reclassifications	(249,499)	227,115
Decreases	(228,589)	(291,151)
PP&E at end of year	5,455,804	5,739,248
Mobile Network Access | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,337,263	1,181,490
CAPEX	36,430	5
Currency translation adjustments	(76,448)	23,754
Transfers and reclassifications	109,933	132,154
Decreases	(52)	(140)
PP&E at end of year	1,407,126	1,337,263
Tower and Pole | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	322,089	311,076
Currency translation adjustments	(11,755)	2,370
Transfers and reclassifications	5,486	8,916
Decreases		(273)
PP&E at end of year	315,820	322,089
Power Equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	519,694	477,066
CAPEX	10,595	9,901
Currency translation adjustments	(29,286)	10,604
Transfers and reclassifications	33,076	22,125
Decreases		(2)
PP&E at end of year	534,079	519,694
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	2,178,452	1,996,540
Incorporation by acquisition	1,901
CAPEX	119,421	161,056
Currency translation adjustments	(32,188)	(17,326)
Transfers and reclassifications	28,519	38,206
Decreases		(24)
PP&E at end of year	2,296,105	2,178,452
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	383,397	540,942
Incorporation by acquisition	10,472
CAPEX	9,494	35,712
Currency translation adjustments	(13,056)	(3,349)
Transfers and reclassifications	67,679	74,398
Decreases	(159,010)	(264,306)
PP&E at end of year	298,976	383,397
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	185,581	180,166
Incorporation by acquisition	1,034
CAPEX	1,084	5,426
Currency translation adjustments	(2,061)	584
Transfers and reclassifications	(1,610)
Decreases	(8,732)	(595)
PP&E at end of year	175,296	185,581
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	229,047	225,235
Incorporation by acquisition	751
CAPEX	1,240	2,831
Currency translation adjustments	(3,447)	(1,123)
Transfers and reclassifications	4,090	2,104
PP&E at end of year	231,681	229,047
Other | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	92,421	83,233
Incorporation by acquisition	587
CAPEX	4,685	4,046
Currency translation adjustments	(2,223)	1,004
Transfers and reclassifications	921	4,138
Decreases	(16)
PP&E at end of year	96,375	92,421
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	423,538	486,683
Incorporation by acquisition	857
CAPEX	123,965	174,354
Currency translation adjustments	(17,892)	30,717
Transfers and reclassifications	(335,209)	(267,815)
Decreases	(984)	(401)
PP&E at end of year	194,275	423,538
Materials | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	570,102	678,085
Incorporation by acquisition	2,009
CAPEX	142,471	163,772
Currency translation adjustments	(20,465)	9,373
Transfers and reclassifications	(261,944)	(281,072)
Decreases	874	(56)
PP&E at end of year	$ 433,047	$ 570,102